Schedule of share capital issued (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	May 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Amount balance, beginning of period					$ 242,444
Amount balance, private placement						$ 8,692
Amount balance, settlement of RSUs					(818)
Amount balance, issuance costs	$ (2,460)	$ (2)	$ (17)			$ (805)
Number of shares, exercise of warrants		109,545	1,243,000	2,380,554
Amount balance, exercise of warrants		$ 75	$ 857	$ 2,188
Amount balance, end of period			$ 242,444		$ 243,262		$ 242,444
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, beginning of period					72,437,664	53,618,357	53,618,357
Amount balance, beginning of period					$ 242,444	$ 213,528	$ 213,528
Number of shares, conversion of RSU					1,344,032
Amount balance, settlement of RSUs					$ 818
Number of shares, private placement	9,584,100
Amount balance, private placement							29,345
Amount balance, settlement of RSUs							$ 15,086,208
Number of shares, issuance costs
Amount balance, issuance costs							$ (3,549)
Number of shares, exercise of warrants							3,733,099
Amount balance, exercise of warrants							$ 3,120
Number of shares, end of period			72,437,664		73,781,696		72,437,664
Amount balance, end of period			$ 242,444		$ 243,262		$ 242,444